Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule Of Revenues

The table presents a summary for the years ended December 31, 2023, 2024 and 2025, of the Company’s revenues (these do not include revenues related to improvements to concession assets under IFRIC 12). Using the Airports Law classification, the information is sent to the SICT to comply with the Company’s reporting obligations with respect to regulated and unregulated revenues, which are classified as either aeronautical or non-aeronautical revenues. For this presentation, access fees charged to third parties for complementary services are classified as airport services.

	2023		2024		2025
Regulated revenues
Airport operating services to airlines:
Landing	Ps.	1,406,936	Ps.	1,468,350	Ps.	1,720,929
Charges for not canceling extended stay reservations		27,774		16,187		18,204
Parking on embarking/disembarking platform		172,395		210,956		260,518
Parking on extended stay or overnight platform		132,556		143,719		151,642
Passenger walkways and shuttle buses		38,383		38,510		228,460
Airport security charges		569,599		613,821		682,479
Airport real estate services to airlines:
Leasing of hangars to airlines		31,072		33,416		33,668
Leasing of shops, warehouses and stockrooms to airlines (operating)		7,148		7,366		6,838
Leasing of space and other terminal facilities to airlines within the terminal (operating)		70,152		80,467		84,187
Leasing of land and other surfaces to airlines outside the terminal (operating)		8,619		9,063		10,096
Leasing of check-in desks and other terminal space		5,366		5,316		4,738
Leasing of desks and other terminal space for ticket sale		2,165		6,115		7,244

Airport passenger services:
Domestic passenger charges		7,784,766		7,154,755		8,657,474
International passenger charges		8,276,384		8,520,174		10,082,456
Airport real estate services and rights of access to other operators		109,983		117,424		125,338
Complementary services:
Catering services		39,337		52,113		56,381
Other third-party ramp services rendered to airlines		188,772		214,253		261,195
Traffic and/or dispatch		44,759		48,773		56,863
Fuel supply or removal		335,941		353,595		352,681
Third-party airplane maintenance and repair		15,288		15,694		20,426
Total aeronautical services (regulated revenues included in the maximum rate)		19,267,395		19,110,067		22,821,817

Regulated revenues not included in the maximum rate:
Car parking charges		706,923		696,958		757,558
Recovery of cost over aeronautical services		134,753		130,028		131,382
Recovery of cost over non-aeronautical services		93,802		108,732		125,982
Total regulated revenues not included in the maximum rate		935,478		935,718		1,014,922
Total regulated revenues		20,202,873		20,045,785		23,836,739

	2023		2024		2025
Unregulated revenues(1)
Commercial concessions:
Retail operations		500,449		531,302		579,038
Food and beverages		617,302		835,559		985,518
Duty free		600,300		628,769		662,420
VIP lounges		74,523		136,348		153,087
Financial services		60,885		62,927		70,345
Communications and networks		13,890		15,199		16,228
Car rentals		526,202		750,708		798,052
Commercial leasing		20,016		13,130		13,424
Advertising		149,244		179,104		224,596
Time sharing developers		225,927		241,398		266,290
Leasing of space to airlines and other complementary service providers (non-operating)		205,381		214,273		215,618
Lease outside the terminal		111,031		68,262		70,343
Access control / Corporate offices		-		-		36,149
Convenience store		494,665		569,556		660,503
VIP Lounges operated directly		432,481		513,655		656,526
Royalties		2,277		-		-
Cargo operation and bonded warehouse		-		837,165		2,015,769
Hotel Operation		-		83,335		168,271
Revenues from sharing of commercial activities:
Retail operations		197,718		158,882		159,983
Food and beverages		385,580		324,656		332,441
Duty free		161,180		120,241		112,412
Financial services		41,736		31,538		31,348
Car rentals		84,023		60,105		58,570
Access fee for ground transportation		122,249		128,500		145,036
Non-airport access fees		32,557		16,621		17,534
Other leases		42,598		52,781		48,448
Services rendered to ASA		2,891		2,825		1,017
Various commercial-related revenues		124,846		159,209		190,202
Total unregulated revenues		5,229,951		6,736,048		8,689,168
Total of Non-aeronautical services(2)		6,165,429		7,671,766		9,704,090
Total aeronautical and non-aeronautical services	Ps.	25,432,824	Ps.	26,781,833	Ps.	32,525,907

(1)
Unregulated revenues are earned based on the terms of the Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the National Consumer Price Index (INPC) in Mexico and based on the CPI or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent earned on the Company’s operating lease agreements are included under the caption “Commercial concessions” above. Revenues earned in excess of the minimum guaranteed rent are included in the “Revenues from sharing of commercial activities” caption above (Note 31).
(2)
Includes the total regulated revenues not included in the maximum rate and total unregulated revenues.

Summary of Timing of Satisfaction of Performance Obligations in Contracts with Customers	The following table presents information on the nature and timing of satisfaction of performance obligations in contracts with customers, including significant payment terms, and the corresponding revenue recognition policy.

Advanced payments from clients represent payments for future services that have not yet been provided and if they are not performed, the Company has the obligation to reimburse their customers for such.

Type of Contract	Nature and timing of service	Revenue recognition according to IFRS 15

Aeronautical contracts with airlines

The Company provides the facilities to serve the passengers and the price is determined based on Maximum Rates approved by the SICT and the JCAA in Jamaica and is assigned based on the service category (TUA, operational airport services, and real estate services to airlines and car parking).

Revenue is recognized monthly as the service is provided, based on the movement of passengers and aircraft associated with the type of service.
Complementary services	The Company provides the facilities to the client in order to render service and ground support to the airlines, based on the specific rates according to the aircraft and tariff for cargo volume.	Revenue assigned according to the type of service provided monthly when the service is performed over time.

Commercial concessions

The Company provides spaces within its terminal buildings that consist of the rental of the space in the airport terminals (different from the spaces occupied by the airlines that are essential for its operation), income from car parking, access fees to third parties that provide catering services and other services at airports, other miscellaneous income and royalties for the use of trademarks of the Company.

Revenues are recognized through operating lease agreements, and either with monthly fixed rent or a percentage of the lessee´s monthly revenues, whichever is higher. Rental income from the Company´s leases is recognized using a straight-line basis over the term of the relevant lease.

Other commercial services

The Company provides other services such as handling, storage and custody of foreign trade merchandise in facilities considered as bonded warehouses obtained through a concession granted by the Ministry of Finance and Public Credit, other handling and storage services, lodging services, structural, functional and superficial evaluation services of pavements.

Revenue is recognized when the services are rendered, since it is when the services are completed that the consideration is receivable.